Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies
20.	COMMITMENTS AND CONTINGENCIES

(1)	Operating commitments

The Group has future rental commitments related to facilities and offices under non-cancelable operating lease agreements, advertising agreements and fees commitment related to obtain exclusive rights of operating games on the Group's platform.

Future minimum payments under those commitments as of December 31, 2015 were as follows:

2016	$20,417
2017	14,386
2018	6,463
2019	6,309
2020 and after	7,465

$55,040

Rental expenses under operating leases for 2013, 2014 and 2015 were $5,057, $12,871 and $15,251, respectively.

(2)	Other commitments

The Group has future commitment relates to interest payable in connection with the issuance of Notes (see Note 14).

Assuming all debt was held to maturity, future maximum payments under those commitments as of December 31, 2015 were as follows:

2016	$26,644
2017	26,644
2018	22,269
2019	11,644
2020	10,673
2021 and after	5,660

$103,534

(3)	Contingencies

In September 2013, we brought an unfair competitive practice claim against two affiliates of Baidu in Higher People’s Court of Beijing, alleging that Baidu blocked users of 360 search engine from visiting the content of Baidu’s website and redirected users of 360 search engine to Baidu’s search engine. We sought cessation of the unfair competitive practice, public apology from Baidu and RMB 0.4 billion ($61.7 million) in damages. Baidu submitted an objection to the jurisdiction of this case and the court rejected such objection in March 2014. Baidu appealed to the Supreme People's Court of PRC and the Supreme People’s Court of PRC dismissed the appeal in January 2015. This case was heard in August and October 2015, respectively, and is currently pending.

In October 2013, two affiliates of Sogou brought an unfair competitive practices claim against us in the Intermediate People’s Court of Xi’an, alleging that the Company used its software to change user default settings without their permission, including setting their default browser as 360 Safe Browser, which interfered with their use of Sogou’s browser. The claim sought cessation of the unfair competitive practices and RMB45.5 million ($7.3 million) in damages. This case was heard in July 2014 and the Intermediate People’s Court of Xi’an ruled in July 2015 that the Company's actions constituted unfair competition and awarded RMB1 million ($0.2 million) as damage to Sogou. Sogou and the Company submitted the appeal separately to the Higher People’s Court of Shanxi. $0.2 million was accrued by the Group for such contingency. In February 2016, the Higher People’s Court of Shanxi dismissed the appeal and sustained the original judgment of the court of first instance.

In April 2015, two affiliates of Sogou brought an unfair competitive practice claim against us in the Intellectual Property Court of Beijing, alleging that 360 Safe Guard issued unloading suggestion towards Sogou browser to its users, which negatively impacted their ability to run their business. The claim sought cessation of the unfair competitive practices and RMB10.0 million ($1.5 million) in damages. We submitted an objection to the jurisdiction of this case and the court ruled that the case shall be heard by Xicheng District People’s Court of Beijing. Sogou appealed to the Higher People’s Court of Beijing and the Higher People’s Court of Beijing dismissed the appeal in October 2015. This case was transferred to Xicheng District People’s Court of Beijing and is waiting for first hearing. This case is currently pending.

In April 2015, two affiliates of Sogou brought an unfair competitive practices claim against us in the Intellectual Property Court of Beijing, alleging that 360 Safe Guard issued blocking notifications when users download Sogou browser and Sogou Mobile Assistant via its medal wall function, which negatively impacted their ability to run their business. The claim sought cessation of the unfair competitive practices and RMB10.0 million ($1.5 million) in damages. We submitted an objection to the jurisdiction of this case and the court ruled that the case shall be heard by Xicheng District People’s Court of Beijing. Sogou appealed to the Higher People’s Court of Beijing and the Higher People’s Court of Beijing dismissed the appeal in October 2015. This case was transferred to Xicheng District People’s Court of Beijing and is waiting for first hearing. This case is currently pending.

Other than the aforementioned, the Company are currently not a party to any material legal or administrative proceedings, and the Company are not aware of threatened material legal or administrative proceedings against us. The Company may from time to time become a party to various legal or administrative proceedings arising in the ordinary course of the Company's business.

Based on information currently available, the Company cannot reasonably estimate the loss that is reasonably possible at this stage. $0.9 million, $0.9 million and $0.2 million was accrued for two legal cases as of December 31, 2013, 2014 and 2015, respectively.